Issued capital (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Issued Capital

	30 June 2024 Shares	30 June 2023 Shares	30 June 2022 Shares
Owners share capital, opening (1)	3,918,750	3,918,750	3,918,750
Issued and fully paid	1,315,000	-	-
Issue of shares from the conversion of the convertible notes (2)	4,706,794	-	-
Advisor Options exercised (3)	327,142	-	-
Owners share capital, closing	10,267,686	3,918,750	3,918,750

	30 June 2024 $	30 June 2023 $	30 June 2022 $
Owners share capital, opening (1)	3,385,281	3,385,281	3,385,281
Issued and fully paid	9,964,825	-	-
Share issue transaction costs net of tax	(1,174,911)	-	-
Issue of shares from the conversion of the convertible notes (2)	32,177,751	-	-
Advisor Options exercised (3)	2,426,757	-	-
Owners share capital, closing	46,779,703	3,385,281	3,385,281

(1)	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.
(2)	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.

Note 17. Issued capital - continued

(3)	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.